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                     SUPPLEMENT DATED JANUARY 24, 2013 TO

                       PROSPECTUS DATED MAY 1, 2012 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Under the "Subaccounts" section of your variable annuity prospectus, the Adviser (and Sub-Adviser) information for GE Investments Funds, Inc. -- Total Return Fund is replaced with the following:

GE Asset Management Incorporated (subadvised by BlackRock Investment Management, LLC)

19779 SUPPD 01/24/13